Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Ordinary shares, share premium, and other equity	Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2024	15,155	3,789	499	4,288	13,259
Issued to staff under share incentive plans	83	21	82	103	—
AT1 securities issuance	—	—	—	—	1,598
AT1 securities redemption	—	—	—	—	(2,753)
Repurchase of shares	(818)	(205)	—	(205)
Other movements	—	—	—	—	(29)
As at 31 December 2024	14,420	3,605	581	4,186	12,075

As at 1 January 2023	15,871	3,968	405	4,373	13,284
Issued to staff under share incentive plans	121	30	94	124	—
AT1 securities issuance	—	—	—	—	3,140
AT1 securities redemption	—	—	—	—	(3,170)
Repurchase of shares	(837)	(209)	—	(209)	—
Other movements	—	—	—	—	5
As at 31 December 2023	15,155	3,789	499	4,288	13,259
Called up share capital
Called up share capital comprises 14,420m (2023: 15,155m) ordinary shares of 25p each.
Share repurchase
At the 2024 AGM on 9 May 2024, Barclays PLC was authorised to repurchase up to an aggregate of 1,513m of its ordinary shares of
25p. The authorisation is effective until the AGM in 2025 or the close of business on 30 June 2025, whichever is the earlier. During 2024,
818m shares were repurchased with a total nominal value of £205m (2023: 837m shares with a nominal value of £209m).
Other equity instruments
Other equity instruments of £12,075m (2023: £13,259m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.
In 2024, there were two issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent
Convertible Securities, for £1,598m (2023: three issuances for £3,140m) which includes issuance costs of £6m (2023: £10m). There were two redemptions in 2024 totalling £2,753m (2023: two redemptions totalling £3,170m).

AT1 equity instruments
		2024	2023
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
5.875% Perpetual Subordinated Contingent Convertible Securities[1]	2024	—	1,241
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	—	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.375% Perpetual Subordinated Contingent Convertible Securities[1]	2025	994	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,142	1,142
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,247	1,247
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	264
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[1]	2028	1,078	1,077
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m)	2028	248	248
9.250% Perpetual Subordinated Contingent Convertible Securities[1]	2028	1,497	1,497
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2029	1,647	1,647
9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m)[1]	2029	1,395	1,395
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD 600m)[1]	2030	339	—
8.500% Perpetual Subordinated Contingent Convertible Securities[1]	2030	1,228	—
Total AT1 equity instruments		12,075	13,259
Note:
1Reported net of securities held by the Group.
The principal terms of the AT1 securities are described below:
▪AT1 securities rank behind the claims against Barclays PLC of i) unsubordinated creditors; ii) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or iii) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
▪AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial reset date, or on any fifth anniversary after the initial reset date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.
▪Interest on the AT1 securities will be due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.